Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 2,718	$ 2,907	$ 2,812
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,305	1,318	1,182
Pension and other employee benefits	16	6	(13)
Deferred taxes	65	(137)	64
Net gain from sale of property, plant and equipment	(17)	(18)	(26)
Net (gain) loss from sale of businesses	(543)	16	2
Other	112	79	169
Changes in operating assets and liabilities:
Trade receivables, net	(12)	(571)	(310)
Inventories, net	(176)	324	61
Trade payables	257	(43)	(57)
Accrued liabilities.	9	71	162
Billings in excess of sales	(118)	(168)	152
Provisions, net	(127)	199	(109)
Advances from customers	39	(145)	181
Income taxes payable and receivable	(13)	(18)	(261)
Other assets and liabilities, net	330	(167)	(230)
Net cash provided by operating activities	3,845	3,653	3,779
Investing activities:
Purchases of marketable securities (available-for-sale)	(1,430)	(526)	(2,288)
Purchases of short-term investments	(1,465)	(30)	(67)
Purchases of property, plant and equipment and intangible assets	(1,026)	(1,106)	(1,293)
Acquisition of businesses (net of cash acquired) and increases in cost and equity-accounted companies	(70)	(914)	(3,694)
Proceeds from sales of marketable securities (available-for-sale)	361	1,367	1,655
Proceeds from maturity of marketable securities (available-for-sale)	523	118
Proceeds from short-term investments	1,011	47	27
Proceeds from sales of property, plant and equipment	33	80	40
Proceeds from sales of businesses (net of transaction costs and cash disposed) and cost and equity-accounted companies	1,110	62	16
Other investing activities	(168)	185	29
Net cash used in investing activities	(1,121)	(717)	(5,575)
Financing activities:
Net changes in debt with maturities of 90 days or less	(103)	(697)	570
Increase in debt	150	492	5,986
Repayment of debt	(90)	(1,893)	(1,104)
Delivery of shares	38	74	90
Purchases of treasury stock	(1,003)
Dividends paid	(1,841)	(1,667)	(1,626)
Dividends paid to noncontrolling shareholders	(132)	(149)	(121)
Other financing activities	(43)	(16)	(33)
Net cash provided by (used in) financing activities	(3,024)	(3,856)	3,762
Effects of exchange rate changes on cash and equivalents	(278)	66	90
Net change in cash and equivalents-continuing operations	(578)	(854)	2,056
Cash and equivalents, beginning of period	6,021	6,875	4,819
Cash and equivalents, end of period	5,443	6,021	6,875
Supplementary disclosure of cash flow information:
Interest paid	259	287	189
Taxes paid	$ 1,155	$ 1,278	$ 1,211